Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value hierarchy established by the standard on fair value measurements includes three levels which are based on the priority of the inputs to the valuation technique, along with net asset value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. In accordance with the standard on fair value, the Plan's financial assets and liabilities that are recorded on the Statements of Net Assets Available for Benefits are categorized based on the inputs to the valuation techniques as follows:
Level 1. Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that we have the ability to access.
Level 2. Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 3. Financial assets and liabilities whose values are based on model inputs that are unobservable.
NAV. Financial assets measured at net asset value as a practical expedient in determining fair value.
The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024, respectively:

	December 31, 2025
	Level 1	Level 2	NAV	Total
Corporate bond funds	$88,307,169	$—	$—	$88,307,169
Mutual funds	904,752,560	—	—	904,752,560
Common stock	—	19,393,850	—	19,393,850
Employer common stock	—	183,487,465	—	183,487,465
Common/collective trust funds measured at net asset value	—	—	2,092,518,755	2,092,518,755
Total investments	$993,059,729	$202,881,315	$2,092,518,755	$3,288,459,799

	December 31, 2024
	Level 1	Level 2	NAV	Total
Corporate bond funds	$77,049,458	$—	$—	$77,049,458
Mutual funds	834,381,730	—	—	834,381,730
Common stock	—	18,928,923	—	18,928,923
Employer common stock	—	188,134,992	—	188,134,992
Common/collective trust funds measured at net asset value	—	—	1,842,094,695	1,842,094,695
Total investments	$911,431,188	$207,063,915	$1,842,094,695	$2,960,589,798
The Plan's level 1 and level 2 fair value measures are provided by a third-party pricing service, which management believes to be reasonable. This pricing service is a leading global provider of financial market data, analytics and related services to financial institutions. See Note 2(d) for a description of the fair value measures used for each type of investment.
The Plan has no assets or liabilities measured at fair value which are categorized as level 3.
The common/collective trust funds shown above are valued using NAV at year-end and are excluded from the fair value hierarchy in accordance with relevant accounting standards.